                                The Munder Funds
                      Supplement Dated September 18, 2000
                       to Prospectus Dated April 28, 2000
                               Class K Shares of:

                Munder Institutional S&P 500 Index Equity Fund,
               Munder Institutional S&P MidCap Index Equity Fund,
              Munder Institutional S&P SmallCap Index Equity Fund,
                 Munder Institutional Short Term Treasury Fund
                   and Munder Institutional Money Market Fund

                       CHANGE IN PORTFOLIO MANAGEMENT OF
              MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND

Kenneth A. Schluchter III and Brian Kozeliski jointly manage the Fund. Mr. Schluchter, Director of Domestic Investments of the advisor, has managed the Fund since its inception. He was previously a systems developer and data analyst for Compuware Incorporated (1993-1995). Mr. Kozeliski, a portfolio manager of the advisor, has jointly managed the Fund since July, 2000. Prior to joining the advisor in 1999, Mr. Kozeliski was a Business Analyst at Continental Promotion Group (1998-1999), a Web Page Administrator at American Graduate School of Int'l Management (1997-1998) and a Customer Support Manager for Sykes Enterprises Inc. (1995-1997).


SUPPPROINSTK900

                                The Munder Funds
                      Supplement Dated September 18, 2000
                       to Prospectus Dated April 28, 2000
                               Class Y Shares of:

                Munder Institutional S&P 500 Index Equity Fund,
               Munder Institutional S&P MidCap Index Equity Fund,
              Munder Institutional S&P SmallCap Index Equity Fund,
                 Munder Institutional Short Term Treasury Fund
                   and Munder Institutional Money Market Fund

                       CHANGE IN PORTFOLIO MANAGEMENT OF
              MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND

Kenneth A. Schluchter III and Brian Kozeliski jointly manage the Fund. Mr. Schluchter, Director of Domestic Investments of the advisor, has managed the Fund since its inception. He was previously a systems developer and data analyst for Compuware Incorporated (1993-1995). Mr. Kozeliski, a portfolio manager of the advisor, has jointly managed the Fund since July, 2000. Prior to joining the advisor in 1999, Mr. Kozeliski was a Business Analyst at Continental Promotion Group (1998-1999), a Web Page Administrator at American Graduate School of Int'l Management (1997-1998) and a Customer Support Manager for Sykes Enterprises Inc. (1995-1997).
SUPPPROINSTY900